Loss Per Share - Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unvested Restricted Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	0	496,752	6,930,235	8,094,901	14,447,616
Share Options [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	12,708,781	9,659,941	135,979,705	155,059,183	151,133,235
Apollomics Private Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	619,400	0
Apollomics Public Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	10,350,000	0
Penny Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	57,500	0
Series A1 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	0	9,465,755	132,057,583	132,057,583	132,057,583
Series A2 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	0	5,259,171	73,371,157	73,371,157	73,371,157
Series B Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	0	21,313,962	297,352,949	297,352,949	297,352,949
Series C Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	0		256,449,944	256,449,944	256,449,944